UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2010

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernadette Parrish
Title:  Chief Compliance Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


 Bernadette Parrish	  West Conshohocken, PA         08/02/2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              42
                                                  -----------------------

Form 13F Information Table Value Total:             149777 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
CLAYMORE EX TRD FD S&P GLBL WTR   COM     18383Q507         1639       91237SH         SOLE            NONE      91237
COCA COLA COMPANY                 COM     191216100          182        3314SH         SOLE            NONE       3314
DISCOVER FINANCIAL SVCS           COM     254709108          121        8008SH         SOLE            NONE       8008
EXXON MOBIL CORPORATION           COM     30231G102          173        2838SH         SOLE            NONE       2838
GOLDMAN SACHS GROUP INC           COM     38141G104          236        1600SH         SOLE            NONE       1600
INTL BUSINESS MACHINES            COM     459200101          111         864SH         SOLE            NONE        864
INVESCO INSD MUN INCM TRSBI       COM     46132P108          173       11734SH         SOLE            NONE      11734
INVESCO VAN KAMPEN TR IVV GRD MUN COM     46131M106          418       28435SH         SOLE            NONE      28435
ISHARES IBOXX INVESTOP $CORP BD   COM     464287242         8189       74827SH         SOLE            NONE      74827
ISHARES S&P 500 GROWTH  IDX FD    COM     464287309        19510      342160SH         SOLE            NONE     342160
ISHARES S&P EURO 350 IDXS&P FD    COM     464287861          102        2860SH         SOLE            NONE       2860
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606         2442       29527SH         SOLE            NONE      29527
ISHARES S&P SM CAP GROWTH 600     COM     464287887         2473       40508SH         SOLE            NONE      40508
ISHARES TR BRCLYS BD 1-3 YR CRD   COM     464288646         4743       45322SH         SOLE            NONE      45322
ISHARES TR BRCLYS BD 1-3 YR TRS   COM     464287457         5592       66488SH         SOLE            NONE      66488
ISHARES TR BRCLYS BD 3-7 YR TRS   COM     464288661          627        5427SH         SOLE            NONE       5427
ISHARES TR BRCLYS AGGREG BD       COM     464287226        23305      216711SH         SOLE            NONE     216711
ISHARES TR BRCLYS TIPS            COM     464287176         9715       91924SH         SOLE            NONE      91924
ISHARES TR IBOXX $ HI YLD CORP    COM     464288513         4860       54831SH         SOLE            NONE      54831
ISHARES TR S&P NATL AMT FREE MUNI COM     464288414          159        1504SH         SOLE            NONE       1504
J M A R TECHNOLOGIES INC          COM     466212107            0       27200SH         SOLE            NONE      27200
JOHNSON & JOHNSON                 COM     478160104          504        8726SH         SOLE            NONE       8726
MEDCOHEALTH SOLUTIONS             COM     58405U102          415        8632SH         SOLE            NONE       8632
MEDTRONIC INC                     COM     585055106          150        4072SH         SOLE            NONE       4072
MERCK & CO INC NEW                COM     58933Y105         1286       36868SH         SOLE            NONE      36868
MORGAN STANLEY                    COM     617446448          196        7212SH         SOLE            NONE       7212
PFIZER INCORPORATED               COM     717081103          123        8198SH         SOLE            NONE       8198
PURE BIOSCIENCE                   COM     746218106           70       25978SH         SOLE            NONE      25978
SPDR S&P 500 TR EXP 1.22.18       COM     78462F103          209        1880SH         SOLE            NONE       1880
SPDR GOLD TRUST SPDR              COM     78463V107         3741       32934SH         SOLE            NONE      32934
VANGUARD BOND IX INT              COM     921937819          739        8793SH         SOLE            NONE       8793
VANGUARD BOND IX SHORTTERM BD     COM     921937827          987       12165SH         SOLE            NONE      12165
VANGUARD BOND IX TTL BD MKT       COM     921937835         1795       21997SH         SOLE            NONE      21977
VANGUARD PACIFIC                  COM     922042866         3817       75043SH         SOLE            NONE      75043
VANGUARD REIT                     COM     922908553         4041       78645SH         SOLE            NONE      78645
VERIZON COMMUNICATIONS            COM     92343V104          111        3814SH         SOLE            NONE       3814
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133         4080      185973SH         SOLE            NONE     185973
WISDOMTREE EMG MKTS EQ INC FD     COM     97717W315         6089      120245SH         SOLE            NONE     120245
WISDOMTREE GLBL EQ INC FD         COM     97717W877        11840      308171SH         SOLE            NONE     308171
WISDOMTREE LARGECAP DIV           COM     97717W307        19819      480123SH         SOLE            NONE     480123
WISDOMTREE MIDCAP DIV             COM     97717W505         2465       53941SH         SOLE            NONE      53941
WISDOMTREE SMALLCAP DIV           COM     97717W604         2530       59808SH         SOLE            NONE      59808


TOTAL                                                 $149777(x1000)

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